Fixed assets (Schedule of Fixed Assets) (Details) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	[1]	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 264,095
Balance	312,983	$ 372,008		€ 264,095
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	217,340
Balance	230,208			217,340
Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,607
Balance	53,471			16,607
Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	30,105
Balance	29,266			30,105
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	43
Balance	38			43
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0			0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	277,792			122,571
Additions	55,382			138,045
New Companies				17,233
Disposals				(52)
Effect of changes in exchange rates				(5)
Balance	333,174			277,792
Cost [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	223,626			102,784
Additions	17,896			120,842
New Companies				0
Disposals				0
Effect of changes in exchange rates				0
Balance	241,522			223,626
Cost [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,607			0
Additions	36,864			16,607
New Companies				0
Disposals				0
Effect of changes in exchange rates				0
Balance	53,471			16,607
Cost [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	37,379			19,588
Additions	620			558
New Companies				17,233
Disposals				0
Effect of changes in exchange rates				0
Balance	37,999			37,379
Cost [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	180			147
Additions	2			38
New Companies				0
Disposals				0
Effect of changes in exchange rates				(5)
Balance	182			180
Cost [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0			52
Additions	0			0
New Companies				0
Disposals				(52)
Effect of changes in exchange rates				0
Balance	0			0
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,697			8,182
New Companies				3,272
Depreciation for the year	6,494			2,299
Disposals				(52)
Effect of changes in exchange rates				(4)
Balance	20,191			13,697
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6,286			5,456
New Companies				0
Depreciation for the year	5,028			830
Disposals				0
Effect of changes in exchange rates				0
Balance	11,314			6,286
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0			0
Depreciation for the year	0			0
Disposals				0
Effect of changes in exchange rates				0
Balance	0			0
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,274			2,545
New Companies				3,272
Depreciation for the year	1,459			1,457
Disposals				0
Effect of changes in exchange rates				0
Balance	8,733			7,274
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	137			129
Depreciation for the year	7			12
Disposals				0
Effect of changes in exchange rates				(4)
Balance	144			137
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0			52
Depreciation for the year	0			0
Disposals				(52)
Effect of changes in exchange rates				0
Balance	€ 0			€ 0

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)